Operating Lease (Details) - Schedule of maturity of operating lease liabilities	Dec. 31, 2020 USD ($)
Schedule of maturity of operating lease liabilities [Abstract]
2021	$ 38,299
2022	38,298
Thereafter
Total	76,597
Less: imputed interest	3,574
Total lease liabilities	$ 73,023